SHARE CAPITAL	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
SHARE CAPITAL
a)	Authorized Capital

Unlimited number of common shares, participating, voting (voting right of 1 vote per share), with no par value.

2,100,000 Class “B” common shares, non-participating, voting (voting right of 1,000 votes per share), with no par value.

b)	Issued and Outstanding Common Shares

i.	On October 10, 2018, the Company passed a resolution authorizing the creation of a new 100,000 Class “B” common shares with the following characteristics: non-participating, no par value, and with the voting right of 1,000 votes per share.

On the same day, the Company issued 100,000 Class “B” common shares at $0.001 per share for total proceeds of $100 to a shareholder who is also a Director and Officer of the Company

On January 2, 2019, the Company passed a resolution to increase the authorized number of Class “B” common shares from 100,000 to 1,100,000.

On the same day, the Company issued 1,000,000 Class “B” common shares at $0.0001 per share for total proceeds of $100 to a shareholder who is also a Director and Officer of the Company.

On April 14, 2020, the Company passed a resolution to increase the authorized number of Class “B” common shares from 1,100,000 to 2,100,000. On the same day, the Company issued 1,000,000 Class “B” common shares at $0.0001 per share for total proceeds of $100 to a shareholder who is also a Director and Officer of the Company.

ii.	During the six months ended June 30, 2019, the Company converted promissory notes with face value of US$414,009 into 75,839,973 common shares of the Company. $458,757 were allocated to the share capital related to these promissory note conversions

iii.	During the six months ended June 30, 2020, the Company issued 634,625,154 common shares of the Company with a fair value of $729,496 pursuant to the conversion of certain convertible promissory notes.

c)	Share-Based Payments

During the six months ended June 30, 2019, the Company granted 10 million share purchase options at an exercise price of U$0.006 without any specified expiration date. The Company estimated the share-based compensation at $60,000 using Black-Scholes with the assumptions of risk free rate of 1.68%, volatility of 268% and option life of 7 years.

d)	Share Purchase Warrants

The Company had no share purchase warrants outstanding for the years ended December 31, 2019, 2018, and 2017.

e)	Share Options

On February 14, 2019, the Company granted 5,750,000 stock options to directors of the Company and 4,250,000 stock options to consultants. The options have an exercise price of US$0.006 and expire on February 14, 2027.

The continuity of share options for the three months ended June 30, 2020 is summarized below:

Expiry Date	Exercise Price		January 1, 2020	Granted	Exercised	Cancelled	June 30, 2020
February 14, 2027	$	US0.006	—	10,000,000	—	—	10,000,000

The Company did not have any share options in issue prior to January 1, 2019.

f)	Escrow Shares

On September 19, 2014, the Company entered into an escrow agreement with a creditor. The Company agreed to pay the creditor $2,500 upon signing of the agreement and to issue 1,500 shares to be held in escrow. The Company was obligated to pay the creditor a further $7,334 (US$6,687) forty-five days after the Company’s stock becomes DWAC- eligible. On December 22, 2016, the Company paid $5,374 (US$4,000) and the creditor agreed to release these shares from escrow.

As of June 30, 2020, 2019, the 1,500 shares were held in trust by the corporate lawyer and have not been returned to the Company’s Treasury.